Federated Hermes Muni and Stock Advantage Fund
(formerly, Federated Muni and Stock Advantage Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—42.7%
		Communication Services—4.0%
8,673	[1]	Alphabet, Inc., Class A	$12,904,990
411,832		AT&T, Inc.	12,181,990
308,056		Comcast Corp., Class A	13,184,797
12,939	[1]	Facebook, Inc.	3,282,236
175,231		Verizon Communications, Inc.	10,072,278
54,888	[1]	Walt Disney Co.	6,418,603
		TOTAL	58,044,894
		Consumer Discretionary—5.1%
7,287	[1]	Amazon.com, Inc.	23,061,023
162,980		Boyd Gaming Corp.	3,857,737
173,854		Dick's Sporting Goods, Inc.	7,931,219
33,280		Home Depot, Inc.	8,835,507
83,683		Las Vegas Sands Corp.	3,651,926
25,392		Lowe's Cos., Inc.	3,781,123
20,785		McDonald's Corp.	4,038,110
40,374		Nike, Inc., Class B	3,940,906
154,131		Pulte Group, Inc.	6,720,112
23,784		Starbucks Corp.	1,820,189
44,668		Target Corp.	5,622,808
		TOTAL	73,260,660
		Consumer Staples—3.3%
21,072		Constellation Brands, Inc., Class A	3,755,031
15,514		Costco Wholesale Corp.	5,050,273
133,190		Mondelez International, Inc.	7,390,713
62,000		Philip Morris International, Inc.	4,762,220
58,611		Procter & Gamble Co.	7,685,074
225,814		The Coca-Cola Co.	10,667,453
66,675		WalMart Inc.	8,627,745
		TOTAL	47,938,509
		Energy—1.6%
92,425		Chevron Corp.	7,758,155
113,088		ConocoPhillips	4,228,360
67,199		Hess Corp.	3,306,863
54,944		Phillips 66	3,407,627
76,889		Valero Energy Corp.	4,323,468
		TOTAL	23,024,473
		Financials—5.8%
609,554		Bank of America Corp.	15,165,704
9,183		BlackRock, Inc.	5,280,317
58,834		Capital One Financial Corp.	3,753,609
175,027		Citigroup, Inc.	8,753,100
247,579		Citizens Financial Group, Inc.	6,142,435
14,382		Everest Re Group Ltd.	3,146,638

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
52,145		Goldman Sachs Group, Inc.	$10,322,624
162,975		JPMorgan Chase & Co.	15,749,904
83,695		LPL Investment Holdings, Inc.	6,613,579
94,453		MetLife, Inc.	3,575,046
16,826		S&P Global, Inc.	5,893,306
		TOTAL	84,396,262
		Health Care—6.1%
59,979		Abbott Laboratories	6,036,286
90,648		AbbVie, Inc.	8,603,402
6,820		Becton Dickinson & Co.	1,918,739
35,929		Danaher Corp.	7,322,330
32,757		Eli Lilly & Co.	4,923,049
107,156	[1]	Horizon Therapeutics PLC	6,556,876
62,671		Johnson & Johnson	9,134,925
86,134		Medtronic PLC	8,310,208
100,332		Merck & Co., Inc.	8,050,640
145,000		Pfizer, Inc.	5,579,600
10,942		Thermo Fisher Scientific, Inc.	4,529,441
44,532		UnitedHealth Group, Inc.	13,483,399
23,442		Zimmer Biomet Holdings, Inc.	3,161,388
		TOTAL	87,610,283
		Industrials—4.1%
84,602		Alaska Air Group, Inc.	2,913,693
299,510		General Electric Co.	1,818,026
34,390		Honeywell International, Inc.	5,136,834
145,732	[1]	Ingersoll-Rand, Inc.	4,603,674
54,690		Jacobs Engineering Group, Inc.	4,667,791
23,739		L3Harris Technologies, Inc.	3,995,986
31,949		Parker-Hannifin Corp.	5,716,315
51,526		Stanley Black & Decker, Inc.	7,899,966
59,806		TransUnion	5,356,823
62,502		Union Pacific Corp.	10,834,722
17,802	[1]	United Rentals, Inc.	2,765,897
44,838	[1]	XPO Logistics, Inc.	3,363,747
		TOTAL	59,073,474
		Information Technology—8.9%
18,270		Accenture PLC	4,106,731
27,554		Analog Devices, Inc.	3,164,577
68,755		Apple, Inc.	29,223,625
87,353		Applied Materials, Inc.	5,619,418
16,947		Broadcom, Inc.	5,367,962
77,659		Fidelity National Information Services, Inc.	11,362,288
161,327		Genpact Ltd.	6,424,041
68,738		Intel Corp.	3,280,865
26,403		Mastercard, Inc.	8,146,117
151,775		Microsoft Corp.	31,115,393
25,302		Motorola, Inc.	3,537,220
14,001		NVIDIA Corp.	5,944,685
30,907		NXP Semiconductors NV	3,632,500

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
40,569		Visa, Inc., Class A	$7,724,338
		TOTAL	128,649,760
		Materials—1.1%
34,710		DuPont de Nemours, Inc.	1,856,291
239,063		Freeport-McMoRan, Inc.	3,088,694
31,920		Linde PLC	7,823,911
28,023		PPG Industries, Inc.	3,016,676
		TOTAL	15,785,572
		Utilities—2.7%
85,075		American Electric Power Co., Inc.	7,391,316
23,301		American Water Works Co., Inc.	3,431,538
18,176		Atmos Energy Corp.	1,926,474
100,532		Dominion Energy, Inc.	8,146,108
38,717		Duke Energy Corp.	3,280,879
32,736		NextEra Energy, Inc.	9,188,995
14,001		Sempra Energy	1,742,564
76,068		Southern Co.	4,154,074
		TOTAL	39,261,948
		TOTAL COMMON STOCKS (IDENTIFIED COST $525,733,496)	617,045,835
		MUNICIPAL BONDS—56.3%
		Alabama—0.7%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.000%), (United States Treasury PRF 10/1/2020@100), 5.750%, 10/1/2030	2,017,680
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	706,447
5,015,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 5 (Series 2020A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 10/1/2026	5,871,111
2,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,093,420
		TOTAL	10,688,658
		Arizona—0.8%
1,225,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,420,559
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,713,954
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	712,667
3,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Line Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	3,429,030
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,247,320
		TOTAL	11,523,530
		California—4.6%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,276,020
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	9,225,200
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	551,560
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,643,865
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,258,125
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.000%, 11/1/2039	1,167,940
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,358,513
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,280,340

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	$2,657,050
1,125,000	[2]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,156,736
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 8/15/2031	2,098,320
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,356,583
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	569,110
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	3,349,620
5,500,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	6,459,145
3,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2019C), 5.000%, 7/1/2038	3,979,200
1,720,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	2,210,905
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	7,593,420
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,044,340
735,000		Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2049	922,374
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,825,775
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	982,504
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,186,728
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	3,060,102
		TOTAL	67,213,475
		Colorado—2.1%
1,000,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,022,460
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,015,030
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,661,085
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	250,340
3,750,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,084,800
600,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), (United States Treasury PRF 11/15/2020@100), 6.000%, 11/15/2030	609,702
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	6,049,985
1,750,000		Colorado State Health Facilities Authority Revenue (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,994,685
2,475,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,723,911
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	2,810,948
2,000,000		STC Metropolitan District No. 2, CO, LT GO and Special Revenue Refunding and Improvement Bonds (Series2019A), 5.000%, 12/1/2038	2,039,180
5,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,680,300
		TOTAL	29,942,426
		Connecticut—0.3%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,847,170
900,000		Connecticut State, UT GO Bonds (Series 2020C), 4.000%, 6/1/2036	1,083,645
		TOTAL	4,930,815

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Delaware—0.2%
$2,000,000		Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	$2,279,100
		District of Columbia—0.9%
525,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	612,087
1,140,000		District of Columbia Revenue (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,266,951
1,435,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,583,867
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	924,760
500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	481,200
2,750,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2029	3,758,810
3,825,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2053	4,267,361
		TOTAL	12,895,036
		Florida—1.6%
4,300,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	3,225,000
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,807,998
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,605,226
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,824,880
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,148,000
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	1,073,800
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,606,760
2,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	3,150,075
335,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	358,095
		TOTAL	23,799,834
		Georgia—1.2%
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	7,063,380
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	3,228,875
4,000,000		Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,466,240
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,628,975
		TOTAL	17,387,470
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	1,345,040
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	1,353,824
		TOTAL	2,698,864
		Illinois—4.9%
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	679,225
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,221,660
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,225,180
305,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	352,434
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,425,360
920,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), (United States Treasury PRF 1/1/2021@100), 5.750%, 1/1/2039	940,755

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$80,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	$81,381
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,204,700
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,508,360
1,875,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,170,406
5,000,000		Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,972,900
414,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	414,037
5,755,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	5,147,905
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,734,630
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,228,700
4,320,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,951,670
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,575,150
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,273,754
1,500,000		Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,654,200
6,920,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	7,384,332
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,562,920
775,000		Illinois State, UT GO Refunding Bonds (Series February 2010), 5.000%, 1/1/2024	776,674
2,610,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,751,749
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.000%, 6/15/2053	4,616,260
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), (Original Issue Yield: 6.100%), (United States Treasury PRF 6/1/2021@100), 6.000%, 6/1/2028	2,305,116
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,286,625
		TOTAL	70,446,083
		Indiana—1.0%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,149,933
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,534,863
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	890,192
1,415,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,554,264
4,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,639,280
2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	2,550,450
		TOTAL	14,318,982
		Iowa—0.6%
573,611		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	598,230
124,735	[1]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	1,559
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	2,586,420
840,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	874,230
2,000,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.700%), 5.375%, 6/1/2038	2,027,440
2,500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	2,534,300
		TOTAL	8,622,179

Shares, Contracts or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—0.4%
$5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	$5,709,050
	Kentucky—0.6%
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,781,880
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,110,400
3,260,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	3,538,632
885,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	958,951
	TOTAL	8,389,863
	Louisiana—0.7%
2,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,174,780
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,460,841
1,450,000	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	1,592,564
	TOTAL	10,228,185
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	926,658
	Maryland—0.6%
6,000,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,732,860
270,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	306,266
550,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	610,060
600,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	626,652
	TOTAL	9,275,838
	Massachusetts—2.1%
6,500,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	10,325,055
5,000,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,962,250
1,725,000	Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2020C), (Assured Guaranty Municipal Corp. GTD), 4.000%, 10/1/2045	1,966,741
3,195,000	Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2025	3,219,474
5,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	6,024,200
2,720,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,516,035
	TOTAL	31,013,755
	Michigan—0.9%
2,500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,932,375
1,150,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,294,957
4,000,000	Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,277,280
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,056,340
2,700,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,933,442
	TOTAL	12,494,394
	Minnesota—0.8%
1,000,000	Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,085,510

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	$9,882,240
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	696,888
		TOTAL	11,664,638
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal (International Paper Co.), PCR Refunding Bonds (Project A) Weyerhaeuser/International Paper, 6.800%, 4/1/2022	7,235,976
		Missouri—0.6%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,154,320
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,760,425
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,477,875
		TOTAL	8,392,620
		Nebraska—0.9%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,238,710
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,238,710
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,860,840
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,113,960
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,056,550
		TOTAL	12,508,770
		New Hampshire—0.1%
1,000,000	[2]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	847,550
		New Jersey—3.0%
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	87,025
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,381,788
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,153,550
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	2,879,150
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,153,250
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,361,650
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 6.000%, 6/15/2035	1,260,576
3,705,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), (Original Issue Yield: 5.050%), (United States Treasury PRF 6/15/2021@100), 5.000%, 6/15/2042	3,860,721
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,356,860
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,584,960
2,590,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.000%, 1/1/2043	2,865,887
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	6,009,948
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,776,255
9,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	10,707,142
		TOTAL	43,438,762

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—0.2%
$2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	$2,634,317
		New York—6.2%
2,555,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	2,629,632
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	1,719,582
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	1,057,882
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,461,062
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,074,060
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,719,240
4,000,000	[4]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006) FRNs, (FGIC INS), 0.938% (US CPI Urban Consumers YoY NSA +0.820%), 3/1/2021	3,984,320
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,474,240
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	2,437,785
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,850,400
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,657,975
2,500,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,623,925
7,500,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	12,844,575
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,620,154
3,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2050	3,611,640
2,375,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2055	2,836,344
1,250,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2037	1,335,625
5,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	5,712,550
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,381,500
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	6,242,644
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,854,280
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,717,440
		TOTAL	89,846,855
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,511,787
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	5,227,400
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,790,250
4,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,762,520
		TOTAL	13,291,957
		Ohio—2.6%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	2,343,120
7,250,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	7,989,645

Shares, Contracts or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	$3,336,030
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,027,590
1,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,073,870
2,060,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,190,089
1,430,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,798,568
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,296,034
3,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,430,770
3,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	3,921,960
1,200,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,329,720
5,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	6,141,100
400,000	Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	429,964
1,500,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	1,739,025
	TOTAL	38,047,485
	Oklahoma—0.5%
875,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	1,040,183
3,700,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	4,389,865
1,250,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,331,512
	TOTAL	6,761,560
	Oregon—0.4%
5,000,000	Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	6,324,950
	Pennsylvania—2.5%
4,785,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	4,993,195
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,247,730
1,355,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,423,753
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,222,400
5,000,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	6,111,900
3,000,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	3,456,540
1,360,000	Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,605,099
3,030,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	3,312,396
5,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,617,000
2,250,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,690,707
1,000,000	Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,228,030
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,306,280
455,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	455,096
	TOTAL	35,670,126

Shares, Contracts or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—1.1%
$10,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	$10,805,500
3,830,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	4,070,907
1,090,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	1,161,842
	TOTAL	16,038,249
	Rhode Island—0.3%
4,500,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,842,000
	South Carolina—0.5%
6,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	7,244,438
	South Dakota—0.1%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	1,122,110
	Tennessee—2.0%
6,105,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,696,086
5,000,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,578,100
4,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	4,935,360
6,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2047	6,368,100
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,451,520
2,000,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/1/2029	2,206,260
	TOTAL	28,235,426
	Texas—4.5%
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	2,049,860
1,080,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	1,219,655
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	526,835
3,000,000	Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,289,380
3,000,000	Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,574,590
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), (United States Treasury PRF 10/1/2023@100), 5.000%, 10/1/2031	1,151,390
5,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2035	5,058,450
750,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	812,858
5,000,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	5,787,700
2,000,000	Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,053,940
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,308,540
265,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	278,703
1,650,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2031	1,873,294
315,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	359,220
325,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	338,657
900,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	921,852
650,000	New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	518,447

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,665,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	$1,689,292
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,041,682
3,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,394,350
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	898,811
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,681,870
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	930,832
3,445,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	4,040,640
1,500,000	[3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	975,000
2,040,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,042,183
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,668,268
3,870,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), (United States Treasury PRF 8/15/2022@100), 5.000%, 8/15/2041	4,248,718
720,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	818,424
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,985,500
		TOTAL	65,538,941
		Virginia—1.3%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	9,780,768
5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	6,315,150
2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,877,650
		TOTAL	18,973,568
		Washington—2.2%
2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	3,357,200
3,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2039	4,028,010
3,415,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2017C), 4.000%, 9/1/2040	3,975,674
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	4,245,734
330,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	330,528
1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,632,309
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,565,040
2,000,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,139,280
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,949,780
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,333,719
		TOTAL	32,557,274
		Wisconsin—0.5%
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,821,738
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,688,880
		TOTAL	7,510,618

Shares, Contracts or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wyoming—0.1%
$1,250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 5/1/2037	$1,280,313
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $755,150,574)	814,792,698
	[4]	SHORT-TERM MUNICIPALS—0.3%
		Alabama—0.0%
200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.200%, 8/3/2020	200,000
500,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 0.180%, 8/3/2020	500,000
		TOTAL	700,000
		Michigan—0.1%
1,200,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.180%, 8/3/2020	1,200,000
50,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.120%, 8/3/2020	50,000
		TOTAL	1,250,000
		New York—0.0%
150,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 8/3/2020	150,000
		Ohio—0.1%
1,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 0.130%, 8/3/2020	1,300,000
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.150%, 8/3/2020	100,000
		TOTAL	1,400,000
		Pennsylvania—0.1%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.160%, 8/3/2020	700,000
500,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.140%, 8/3/2020	500,000
		TOTAL	1,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,700,000)	4,700,000
		PURCHASED PUT OPTIONS—0.0%
		Consumer Discretionary—0.0%
70		Amazon.com Inc., Notional Amount $22,152,760, Exercise Price $2,950.000, Expiration Date 8/21/2020	200,200
		Information Technology—0.0%
70		NVIDIA Corp, Notional Amount $2,972,130, Exercise Price $390.000, Expiration Date 8/21/2020	60,025
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $789,474)	260,225
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,286,373,544)	1,436,798,758
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	10,440,340
		TOTAL NET ASSETS—100%	$1,447,239,098
At July 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

At July 31, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
1JP Morgan	NVIDIA Corp	$2,972,130	8/21/2020	$450.000	$(83,825)
[1]Barclays	Amazon.com, Inc.	$22,152,760	8/21/2020	$3,350.000	$(302,575)
Put Options:
[1]Barclays	Amazon.com, Inc.	$22,152,760	8/21/2020	$2,700.000	$(28,350)
(PREMIUMS RECEIVED $722,015)					$(414,750)
The average market value of purchased options and written options held by the Fund throughout the period was $26,023 and $41,475, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2020, these restricted securities amounted to $19,912,118, which represented 1.4% of total net assets.
Additional information on restricted securities held at July 31, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$503,972	$551,560
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,506,576	$1,643,865
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,164,765	$1,258,125
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,127,101	$1,156,736
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,597,660	$3,225,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,100,257	$4,154,320
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$695,415	$712,667
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,059,739	$847,550
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,657,975
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,508,149	$1,565,040
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,242	$2,139,280
3	Security in default.
4	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$577,044,930	$—	$—	$577,044,930
International	40,000,905	—	—	40,000,905
Debt Securities:
Municipal Bonds	—	814,792,698	—	814,792,698
Short-Term Municipals	—	4,700,000	—	4,700,000
Purchased Put Options	260,225	—	—	260,225
TOTAL SECURITIES	$617,306,060	$819,492,698	$—	$1,436,798,758
Other Financial Instruments:
Assets
Written Call Options	$—	$—	$—	$—
Written Put Options	—	—	—	—
Liabilities
Written Call Options	(386,400)	—	—	(386,400)
Written Put Options	(28,350)	—	—	(28,350)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(414,750)	$—	$—	$(414,750)
The following acronyms are used throughout this portfolio:
CPI	—Consumer Price Index
EDA	—Economic Development Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes